Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets measured on a recurring basis at fair value
	Fair Value Measurement at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$6,771	$—	$—	$6,771
Total cash equivalents	6,771	—	—	6,771

Restricted cash equivalents
Money market accounts	6,201	—	—	6,201
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	9,532	—	—	9,532

Marketable securities – restricted
Corporate debt securities	—	5,955	—	5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	—	8,791	—	8,791
Asset backed securities	—	2,911	—	2,911
Total marketable securities – restricted	$6,994	$17,657	$—	$24,651
	Fair Value Measurement at June 30, 2021 (unaudited)
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$196,296	$—	$—	$196,296
Total cash equivalents	196,296	—	—	196,296

Restricted cash equivalents
Money market accounts	23,962	—	—	23,962
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	27,293	—	—	27,293

Marketable securities – restricted
Corporate debt securities	—	4,473	—	4,473
U.S. treasury and agency securities	20,313	1,995	—	22,308
Commercial paper	—	14,681	—	14,681
Asset backed securities	—	5,175	—	5,175
Total marketable securities – restricted	$20,313	$26,324	$—	$46,637

	Fair Value Measurement at December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$5,275	$—	$—	$5,275
Total cash equivalents	5,275	—	—	5,275

Restricted cash equivalents
Money market accounts	1,896	—	—	1,896
Repurchase agreements	—	2,000	—	2,000
Certificates of deposits	3,771	—	—	3,771
Total restricted cash equivalents	5,667	2,000	—	7,667

Marketable securities
Corporate debt securities	—	7,852	—	7,852
Asset backed securities	—	1,500	—	1,500
Total marketable securities	—	9,352	—	9,352

Marketable securities – restricted
Corporate debt securities	—	12,505	—	12,505
U.S. treasury securities	10,627	1,055	—	11,682
Commercial paper	—	6,273	—	6,273
Asset backed securities	—	6,503	—	6,503
Total marketable securities – restricted	$10,627	$26,336	$—	$36,963
	Fair Value Measurement at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$6,771	$—	$—	$6,771
Total cash equivalents	6,771	—	—	6,771

Restricted cash equivalents
Money market accounts	6,201	—	—	6,201
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	9,532	—	—	9,532

Marketable securities – restricted
Corporate debt securities	—	5,955	—	5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	—	8,791	—	8,791
Asset backed securities	—	2,911	—	2,911
Total marketable securities – restricted	$6,994	$17,657	$—	$24,651

Schedule of warrant liability
Balance at December 31, 2019	$1,738
Issuance of warrant on Series E convertible preferred stock	12,620
Increase in fair value of warrant	69,294
Balance at December 31, 2020	$83,652
Increase in fair value of warrants	47,062
Exercise of preferred stock warrants prior to Business Combination	(130,714)
Public and Private placement Warrants acquired in Business Combination	45,623
Decrease in fair value of Public and Private placement Warrants	(27,909)
Balance at June 30, 2021	$17,714

Balance at December 31, 2018	$1,147
Issuance of warrant on Series E convertible preferred stock	499
Increase in fair value of warrant	92
Balance at December 31, 2019	1,738
Issuance of warrant on Series E convertible preferred stock	12,620
Increase in fair value of warrant	69,294
Balance at December 31, 2020	$83,652

Schedule of fair value of the convertible preferred stock warrants
	Estimated Fair Value of Warrants as of December 31, 2019	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Series A	$972	$0.5909	0%	66.00%	1.60%	2.42
Series C	$127	$4.3189	0%	44.00%	1.60%	2.33
Series D	$140	$5.0763	0%	40.00%	1.59%	1.42
Series E	$499	$6.2894	0%	34.00%	1.62%	3.13
	Estimated Fair Value of Warrants as of December 31, 2020	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Series A	$4,459	$0.5909	0%	63.00%	0.27%	0.46
Series C	$883	$4.3189	0%	61.00%	0.27%	0.46
Series D	$1,163	$5.0763	0%	61.00%	0.09%	0.46
Series E	$3,763	$6.2894	0%	60.00%	0.58%	0.46
Series E	$73,162	$6.2894	0%	60.00%	0.09%	0.46
Series E	$222	$8.6560	0%	60.00%	0.09%	0.46

Schedule of Black-Scholes option valuation model
	Estimated Fair Value of Warrants as of June 30, 2021	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Private placement warrants	$770	$11.50	0%	65.00%	0.79%	4.6